Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	001-36724
Entity Registrant Name	The Joint Corp.
Entity Central Index Key	0001612630
Entity Tax Identification Number	90-0544160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16767 N. Perimeter Drive, Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	245-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	JYNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false